LIQUIDITY AND GOING CONCERN (Details Narrative) - USD ($)		12 Months Ended
	Jun. 09, 2026	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Retained Earnings (Accumulated Deficit)		$ 24,215,054	$ 20,122,627
Bank balance		321,965	2,575,225
Operating cash outflow		3,569,510	$ 4,012,901	$ 4,755,165
Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Gross proceeds from public offering	$ 4,000,000.0
Service [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenues		$ 30,000.00